Note 3 - Summary of Significant Accounting Policies - Contract Balances (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Receivables			$ 73,073	$ 116,626
- current	$ 2,682,404	$ 2,356,583	1,628,426	2,682,404
- non-current	1,421,680	3,463,737	$ 0	$ 1,421,680
Opening balance	2,682,404	2,356,583
Closing balance	1,628,426	2,682,404
Increase/(decrease)	(1,053,978)	325,821
Opening balance	1,421,680	3,463,737
Closing balance	0	1,421,680
Increase/(decrease)	$ (1,421,680)	$ (2,042,057)